UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21719
INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)
Diane J. Drake
Mutual Fund Administration, LLC
2220 E. Route 66, Suite 226
Glendora, CA 91740
(Name and address of agent for service)
Registrant's telephone number, including area code:
(626) 385-5777
Date of fiscal year end:
December 31
Date of reporting period:
December 31, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Act”), is as follows:

Robinson
Opportunistic Income Fund
Class A/RBNAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class A/RBNAX)	$167	1.61%
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Opportunistic Income Fund, as measured by the Fund’s Class A (RBNAX) returned 2.60% in 2025 compared to the 10.46% return of its benchmark, the Bloomberg Global Aggregate Credit Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market:  the Net Asset Value (NAV) total return of the closed-end funds held by the Fund returned 9.41% for the year.
Discounts: discounts on taxable credit closed-end funds widened 2.62% in 2025.
Credit and Interest Rate Risk Hedges:  the Fund utilizes short positions in various equity indices and U.S. Treasury futures contracts to mitigate some of the credit and interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.40%.
Security Selection: the Fund’s active management of closed-end funds in the various taxable credit sub-sectors allowed it to add 3.52% to the Fund’s overall return.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Opportunistic Income Fund (Class A/RBNAX)[1,2]	2.60%	6.60%	5.60%
Robinson Opportunistic Income Fund (Class A/RBNAX) - excluding sales load	7.18%	7.53%	6.23%
Bloomberg Global Aggregate Credit Index	10.46%	-0.47%	2.67%
[1]	Maximum sales charge (load) of 4.25% of offering price.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://libertystreetfunds.com/robinson-opportunistic-income-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,400,319
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
iShares Mortgage Real Estate ETF, 0.81%	5.2%
Allspring Utilities and High Income Fund	5.2%
Western Asset Global High Income Fund, Inc.	5.1%
Western Asset High Income Fund II, Inc.	4.9%
DoubleLine Yield Opportunities Fund	4.9%
BlackRock Multi-Sector Income Trust	4.9%
KKR Income Opportunities Fund	4.9%
Western Asset Mortgage Opportunity Fund, Inc.	4.8%
Western Asset Inflation-Linked Opportunities & Income Fund	4.8%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Opportunistic Income Fund - Class A

Robinson
Opportunistic Income Fund
Class C/RBNCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Class C/RBNCX)	$244	2.36%
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Opportunistic Income Fund, as measured by the Fund’s Class C (RBNCX) returned 5.40% in 2025 compared to the 10.46% return of its benchmark, the Bloomberg Global Aggregate Credit Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market:  the Net Asset Value (NAV) total return of the closed-end funds held by the Fund returned 9.41% for the year.
Discounts: discounts on taxable credit closed-end funds widened 2.62% in 2025.
Credit and Interest Rate Risk Hedges:  the Fund utilizes short positions in various equity indices and U.S. Treasury futures contracts to mitigate some of the credit and interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.40%.
Security Selection: the Fund’s active management of closed-end funds in the various taxable credit sub-sectors allowed it to add 3.52% to the Fund’s overall return.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Opportunistic Income Fund (Class C/RBNCX)[1]	5.40%	6.71%	5.42%
Robinson Opportunistic Income Fund (Class C/RBNCX) - excluding sales load	6.40%	6.71%	5.42%
Bloomberg Global Aggregate Credit Index	10.46%	-0.47%	2.67%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://libertystreetfunds.com/robinson-opportunistic-income-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,400,319
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
iShares Mortgage Real Estate ETF, 0.81%	5.2%
Allspring Utilities and High Income Fund	5.2%
Western Asset Global High Income Fund, Inc.	5.1%
Western Asset High Income Fund II, Inc.	4.9%
DoubleLine Yield Opportunities Fund	4.9%
BlackRock Multi-Sector Income Trust	4.9%
KKR Income Opportunities Fund	4.9%
Western Asset Mortgage Opportunity Fund, Inc.	4.8%
Western Asset Inflation-Linked Opportunities & Income Fund	4.8%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Opportunistic Income Fund - Class C

Robinson
Opportunistic Income Fund
Institutional Class/RBNNX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Robinson Opportunistic Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Opportunistic Income Fund (Institutional Class/RBNNX)	$141	1.36%
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Opportunistic Income Fund, as measured by the Fund’s Institutional Class (RBNNX) returned 7.56% in 2025 compared to the 10.46% return of its benchmark, the Bloomberg Global Aggregate Credit Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market: the Net Asset Value (NAV) total return of the closed-end funds held by the Fund returned 9.41% for the year.
Discounts: discounts on taxable credit closed-end funds widened 2.62% in 2025.
Credit and Interest Rate Risk Hedges:  the Fund utilizes short positions in various equity indices and U.S. Treasury futures contracts to mitigate some of the credit and interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.40%.
Security Selection: the Fund’s active management of closed-end funds in the various taxable credit sub-sectors allowed it to add 3.52% to the Fund’s overall return.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Opportunistic Income Fund (Institutional Class/RBNNX)	7.56%	7.80%	6.49%
Bloomberg Global Aggregate Credit Index	10.46%	-0.47%	2.67%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://libertystreetfunds.com/robinson-opportunistic-income-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$12,400,319
Total number of portfolio holdings	39
Total advisory fees paid (net)	$0
Portfolio turnover rate as of the end of the reporting period	66%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Flaherty & Crumrine Preferred & Income Fund, Inc.	5.2%
iShares Mortgage Real Estate ETF, 0.81%	5.2%
Allspring Utilities and High Income Fund	5.2%
Western Asset Global High Income Fund, Inc.	5.1%
Western Asset High Income Fund II, Inc.	4.9%
DoubleLine Yield Opportunities Fund	4.9%
BlackRock Multi-Sector Income Trust	4.9%
KKR Income Opportunities Fund	4.9%
Western Asset Mortgage Opportunity Fund, Inc.	4.8%
Western Asset Inflation-Linked Opportunities & Income Fund	4.8%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-opportunistic-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Opportunistic Income Fund - Institutional Class

Robinson
Tax Advantaged Income Fund
Class A/ROBAX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class A/ROBAX)	$165	1.62%
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Tax-Advantaged Income Fund, as measured by the Fund’s Class A  (ROBAX) returned -0.24% in 2025 compared to the 5.01% return of its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index, and 4.25% return of the Bloomberg Municipal Bond Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market:  the net asset value (NAV) total return of the closed-end funds held by the Fund returned 2.63% for the year.
Discounts: discounts on tax-exempt closed-end funds narrowed 4.87% in 2025.
Interest Rate Risk Hedges: the Fund utilizes short positions in various U.S. Treasury futures contracts to mitigate some of the interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.21%.
Security Selection: as discounts continued to narrow, around the middle of the year the Fund began underweighting those  closed-end funds that have been paying out distributions higher than the net income they are generating.  That trade proved to be a bit early as those closed-end funds continued to outperform the broader tax-exempt closed-end fund market.  As a result, security selection reduced the Fund’s overall return by 1.10%.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Tax Advantaged Income Fund (Class A/ROBAX)[1,2]	-0.24%	2.12%	2.08%
Robinson Tax Advantaged Income Fund (Class A/ROBAX) - excluding sales load	3.61%	2.91%	2.69%
Bloomberg Short-Intermediate 1-10 Year Muni Bond Index	5.01%	1.22%	1.98%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
[1]	Maximum sales charge (load) of 3.75% of offering price.
[2]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$239,142,717
Total number of portfolio holdings	61
Total advisory fees paid (net)	$2,411,912
Portfolio turnover rate as of the end of the reporting period	121%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Trust for Investment Grade Municipals	5.1%
Invesco Municipal Opportunity Trust	4.7%
BlackRock Municipal Income Trust	4.4%
BlackRock Municipal Income Trust II	3.6%
BlackRock MuniYield Michigan Quality Fund, Inc.	2.8%
Eaton Vance Municipal Bond Fund	2.8%
BlackRock MuniYield Quality Fund, Inc.	2.7%
Western Asset Managed Municipals Fund, Inc.	2.6%
BlackRock California Municipal Income Trust	2.5%
Invesco Quality Municipal Income Trust	2.4%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Tax Advantaged Income Fund - Class A

Robinson
Tax Advantaged Income Fund
Class C/ROBCX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Class C/ROBCX)	$240	2.37%
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Tax-Advantaged Income Fund, as measured by the Fund’s Class C (ROBCX) returned 1.79% in 2025 compared to the 5.01% return of its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index, and 4.25% return of the Bloomberg Municipal Bond Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market:  the net asset value (NAV) total return of the closed-end funds held by the Fund returned 2.63% for the year.
Discounts: discounts on tax-exempt closed-end funds narrowed 4.87% in 2025.
Interest Rate Risk Hedges: the Fund utilizes short positions in various U.S. Treasury futures contracts to mitigate some of the interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.21%.
Security Selection: as discounts continued to narrow, around the middle of the year the Fund began underweighting those  closed-end funds that have been paying out distributions higher than the net income they are generating.  That trade proved to be a bit early as those closed-end funds continued to outperform the broader tax-exempt closed-end fund market.  As a result, security selection reduced the Fund’s overall return by 1.10%.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Tax Advantaged Income Fund (Class C/ROBCX)[1]	1.79%	2.15%	1.92%
Robinson Tax Advantaged Income Fund (Class C/ROBCX) - excluding sales load	2.78%	2.15%	1.92%
Bloomberg Short-Intermediate 1-10 Year Muni Bond Index	5.01%	1.22%	1.98%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$239,142,717
Total number of portfolio holdings	61
Total advisory fees paid (net)	$2,411,912
Portfolio turnover rate as of the end of the reporting period	121%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Trust for Investment Grade Municipals	5.1%
Invesco Municipal Opportunity Trust	4.7%
BlackRock Municipal Income Trust	4.4%
BlackRock Municipal Income Trust II	3.6%
BlackRock MuniYield Michigan Quality Fund, Inc.	2.8%
Eaton Vance Municipal Bond Fund	2.8%
BlackRock MuniYield Quality Fund, Inc.	2.7%
Western Asset Managed Municipals Fund, Inc.	2.6%
BlackRock California Municipal Income Trust	2.5%
Invesco Quality Municipal Income Trust	2.4%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Tax Advantaged Income Fund - Class C

Robinson
Tax Advantaged Income Fund
Institutional Class/ROBNX
ANNUAL SHAREHOLDER REPORT | December 31, 2025
This annual shareholder report contains important information about the Robinson Tax Advantaged Income Fund (“Fund”) for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)	$140	1.37%
Management’s Discussion of Fund Performance
HOW DID THE FUND PERFORM LAST YEAR?
The Robinson Tax-Advantaged Income Fund, as measured by the Fund’s Institutional Class (ROBNX) returned 3.84% in 2025 compared to the 5.01% return of its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index, and 4.25% return of the Bloomberg Municipal Bond Index.
WHAT AFFECTED THE FUND’S PERFORMANCE?
Fund performance can be attributed to the following:
Market:  the net asset value (NAV) total return of the closed-end funds held by the Fund returned 2.63% for the year.
Discounts: discounts on tax-exempt closed-end funds narrowed 4.87% in 2025.
Interest Rate Risk Hedges: the Fund utilizes short positions in various U.S. Treasury futures contracts to mitigate some of the interest rate risk.  The hedges reduced the Fund’s 2025 return by 1.21%.
Security Selection: as discounts continued to narrow, around the middle of the year the Fund began underweighting those  closed-end funds that have been paying out distributions higher than the net income they are generating.  That trade proved to be a bit early as those closed-end funds continued to outperform the broader tax-exempt closed-end fund market.  As a result, security selection reduced the Fund’s overall return by 1.10%.
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $1,000,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Robinson Tax Advantaged Income Fund (Institutional Class/ROBNX)	3.84%	3.19%	2.94%
Bloomberg Short-Intermediate 1-10 Year Muni Bond Index	5.01%	1.22%	1.98%
Bloomberg U.S. Municipal Bond Index	4.25%	0.80%	2.34%
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/ for the most recent performance information.
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$239,142,717
Total number of portfolio holdings	61
Total advisory fees paid (net)	$2,411,912
Portfolio turnover rate as of the end of the reporting period	121%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings exclude short-term holdings, if any.
Top Ten Holdings
Invesco Trust for Investment Grade Municipals	5.1%
Invesco Municipal Opportunity Trust	4.7%
BlackRock Municipal Income Trust	4.4%
BlackRock Municipal Income Trust II	3.6%
BlackRock MuniYield Michigan Quality Fund, Inc.	2.8%
Eaton Vance Municipal Bond Fund	2.8%
BlackRock MuniYield Quality Fund, Inc.	2.7%
Western Asset Managed Municipals Fund, Inc.	2.6%
BlackRock California Municipal Income Trust	2.5%
Invesco Quality Municipal Income Trust	2.4%
Asset Allocation
Material Fund Changes
The Fund did not have any material changes that occurred since the beginning of the reporting period.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the Fund's accountants during the reporting period.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://libertystreetfunds.com/robinson-tax-advantaged-income-fund/. You can also request this information by contacting us at (800) 207-7108.
Householding
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call (800) 207-7108 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
Robinson Tax Advantaged Income Fund - Institutional Class

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-447-4470.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. William H. Young is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	Robinson Tax Advantage Income Fund Robinson Opportunistic Income Fund	FYE 12/31/2025	FYE 12/30/2024
(a)	Audit Fees	$40,200	$35,900
(b)	Audit-Related Fees	N/A	N/A
(c)	Tax Fees	$5,800	$5,600
(d)	All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Robinson Tax Advantage Income Fund Robinson Opportunistic Income Fund	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment advisor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

	Robinson Tax Advantage Income Fund Robinson Opportunistic Income Fund	FYE 12/31/2025	FYE 12/31/2024
(g)	Registrant Non-Audit Related Fees	N/A	N/A
(h)	Registrant’s Investment Advisor	N/A	N/A

(i)	Not applicable.
(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Robinson Tax Advantaged Income Fund

(Class A: ROBAX)

(Class C: ROBCX)

(Institutional Class: ROBNX)

Robinson Opportunistic Income Fund

(Class A: RBNAX)

(Class C: RBNCX)

(Institutional Class: RBNNX)

ANNUAL FINANCIALS AND OTHER INFORMATION

December 31, 2025

Robinson Tax Advantaged Income Fund

Robinson Opportunistic Income Fund

Each a series of Investment Managers Series Trust

Table of Contents

Please note the Financials and Other Information only contains Items 7-11 required on Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights
Robinson Tax Advantage Income Fund
Schedule of Investments	1
Statement of Asset and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Robinson Opportunistic Income Fund
Schedule of Investments	10
Statement of Assets and Liabilities	13
Statement of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	16
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	33
Supplemental Information	34

This report and the financial statements contained herein are provided for the general information of the shareholders of the Robinson Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.libertystreetfunds.com

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	CLOSED-END FUNDS — 93.2%
84,467	AllianceBernstein National Municipal Income Fund, Inc.	$913,933
555,262	BlackRock California Municipal Income Trust	5,963,514
159,331	BlackRock Investment Quality Municipal Trust, Inc.	1,784,507
67,182	BlackRock Long-Term Municipal Advantage Trust	623,449
99,160	BlackRock MuniAssets Fund, Inc.	1,062,004
486,901	BlackRock Municipal Income Quality Trust	5,326,697
1,038,657	BlackRock Municipal Income Trust	10,417,730
823,485	BlackRock Municipal Income Trust II	8,597,183
254,034	BlackRock MuniHoldings California Quality Fund, Inc.	2,692,760
279,885	BlackRock MuniHoldings Fund, Inc.	3,285,850
427,670	BlackRock MuniHoldings New Jersey Quality Fund, Inc.	5,089,273
269,543	BlackRock MuniHoldings New York Quality Fund, Inc.	2,757,425
84,859	BlackRock MuniHoldings Quality Fund II, Inc.	851,136
483,656	BlackRock MuniVest Fund II, Inc.	5,228,321
550,570	BlackRock MuniVest Fund, Inc.	3,815,450
350,068	BlackRock MuniYield Fund, Inc.	3,672,213
565,225	BlackRock MuniYield Michigan Quality Fund, Inc.	6,635,741
118,020	BlackRock MuniYield New York Quality Fund, Inc.	1,169,578
490,980	BlackRock MuniYield Quality Fund II, Inc.	4,934,349
524,385	BlackRock MuniYield Quality Fund III, Inc.	5,700,065
568,312	BlackRock MuniYield Quality Fund, Inc.	6,421,926
392,164	BlackRock New York Municipal Income Trust	3,976,543
587,374	BNY Mellon Strategic Municipal Bond Fund, Inc.	3,624,098
846,916	BNY Mellon Strategic Municipals, Inc.	5,386,386
48,933	DWS Municipal Income Trust	444,801
676,797	Eaton Vance Municipal Bond Fund	6,585,235
78,454	Eaton Vance National Municipal Opportunities Trust	1,326,657
152,782	Federated Hermes Premier Municipal Income Fund	1,697,408
453,981	Invesco Advantage Municipal Income Trust II	4,140,307
1,174,056	Invesco Municipal Opportunity Trust	11,235,716
587,866	Invesco Municipal Trust	5,672,907
288,378	Invesco Pennsylvania Value Municipal Income Trust	3,016,434
573,877	Invesco Quality Municipal Income Trust	5,715,815
1,168,261	Invesco Trust for Investment Grade Municipals	12,114,866
232,777	Invesco Value Municipal Income Trust	2,867,813
580,075	MFS High Income Municipal Trust	2,146,277
161,488	MFS Municipal Income Trust	876,880
243,933	Neuberger Municipal Fund, Inc.	2,468,602
100,000	Nuveen AMT-Free Municipal Credit Income Fund	1,266,000
233,254	Nuveen AMT-Free Quality Municipal Income Fund	2,712,744
173,434	Nuveen Municipal Credit Income Fund	2,181,800
103,386	Nuveen Municipal Credit Opportunities Fund	1,057,639
85,384	Nuveen Municipal Value Fund, Inc.	773,579
371,039	Nuveen New Jersey Quality Municipal Income Fund	4,689,933

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	CLOSED-END FUNDS (Continued)
275,353	Nuveen New York AMT-Free Quality Municipal Income Fund	$2,778,312
187,255	Nuveen Quality Municipal Income Fund	2,250,805
379,555	NYLI MacKay DefinedTerm Municipal Opportunities Fund	5,643,983
383,833	PIMCO California Municipal Income Fund	3,350,862
292,780	PIMCO Municipal Income Fund II	2,207,561
196,533	PIMCO New York Municipal Income Fund II	1,354,112
230,145	Putnam Managed Municipal Income Trust	1,443,009
493,396	Putnam Municipal Opportunities Trust	5,279,337
443,415	RiverNorth Flexible Municipal Income Fund II, Inc.	5,613,634
154,999	RiverNorth Flexible Municipal Income Fund, Inc.	2,165,336
168,539	RiverNorth Managed Duration Municipal Income Fund II, Inc. - Class USD INC	2,447,186
394,857	RiverNorth Managed Duration Municipal Income Fund, Inc.	5,374,004
162,647	RiverNorth Opportunistic Municipal Income Fund, Inc.	2,327,479
196,578	Western Asset Intermediate Muni Fund, Inc.	1,509,719
592,100	Western Asset Managed Municipals Fund, Inc.	6,181,524
	TOTAL CLOSED-END FUNDS
	(Cost $ 216,077,694)	222,848,407
	EXCHANGE-TRADED FUNDS — 2.1%
96,212	VanEck High Yield Muni ETF	4,918,357
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 4,763,496)	4,918,357

Principal Amount
	SHORT-TERM INVESTMENTS — 2.9%
$7,017,384	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[1]	7,017,384
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 7,017,384)	7,017,384
	TOTAL INVESTMENTS — 98.2%
	(Cost $227,858,574)	234,784,148
	Other Assets in Excess of Liabilities — 1.8%	4,358,569
	TOTAL NET ASSETS — 100.0%	$239,142,717

ETF – Exchange-Traded Fund

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

(300)	U.S. 10 Year Treasury Note	March 2026	$(33,731,250)	$196,876
(300)	U.S. Treasury Long Bond	March 2026	(34,678,125)	325,782
(200)	Ultra Long Term U.S. Treasury Bond	March 2026	(23,600,000)	390,625

TOTAL FUTURES CONTRACTS			$(92,009,375)	$913,283

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2025

Assets:
Investments, at value (cost $227,858,574)	$234,784,148
Cash deposited with brokers for futures contracts	4,216,065
Receivables:
Investment securities sold	4,183,283
Variation margin on futures contracts	913,283
Fund shares sold	488,556
Dividends and interest	136,273
Prepaid expenses	22,047
Total assets	244,743,655

Liabilities:
Payables:
Investment securities purchased	4,858,117
Fund shares redeemed	328,704
Advisory fees	203,854
Shareholder servicing fees (Note 7)	24,099
Distribution fees - Class A & Class C (Note 6)	5,874
Fund services fees	89,984
Trustees' deferred compensation (Note 3)	31,230
Auditing fees	22,520
Commitment fees payable (Note 12)	17,391
Trustees' fees and expenses	4,179
Chief Compliance Officer fees	2,519
Accrued other expenses	12,467
Total liabilities	5,600,938
Commitments and contingencies (Note 3)
Net Assets	$239,142,717

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$232,582,705
Total distributable earnings (accumulated deficit)	6,560,012
Net Assets	$239,142,717

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$24,710,530
Shares of beneficial interest issued and outstanding	2,831,403
Redemption price[1]	$8.73
Maximum sales charge (3.75% of offering price)[2]	0.34
Maximum offering price to public	$9.07
Class C Shares:
Net assets applicable to shares outstanding	$1,345,446
Shares of beneficial interest issued and outstanding	154,347
Redemption price[3]	$8.72
Institutional Class Shares:
Net assets applicable to shares outstanding	$213,086,741
Shares of beneficial interest issued and outstanding	24,422,226
Redemption price	$8.73

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be charged on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase.
[2]	No initial sales charge is applied to purchases of $500,000 or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Investment income:
Dividends	$9,836,008
Interest	211,079
Total investment income	10,047,087

Expenses:
Advisory fees	2,574,364
Shareholder servicing fees (Note 7)	184,180
Distribution fees - Class A (Note 6)	73,675
Distribution fees - Class C (Note 6)	16,950
Fund services fees	372,573
Registration fees	61,639
Commitment fees (Note 12)	37,148
Shareholder reporting fees	25,322
Legal fees	24,698
Auditing fees	23,484
Trustees' fees and expenses	22,939
Chief Compliance Officer fees	15,846
Miscellaneous	9,353
Insurance fees	7,499
Total expenses	3,449,670
Advisory fees recovered (waived)	(162,452)
Net expenses	3,287,218
Net investment income (loss)	6,759,869

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	3,543,404
Futures contracts	285,590
Net realized gain (loss)	3,828,994
Net change in unrealized appreciation/depreciation on:
Investments	(41,932)
Futures contracts	(2,222,958)
Net change in unrealized appreciation/depreciation	(2,264,890)
Net realized and unrealized gain (loss)	1,564,104

Net Increase (Decrease) in Net Assets from Operations	$8,323,973

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$6,759,869	$8,542,747
Net realized gain (loss) on investments and futures contracts	3,828,994	8,346,235
Net change in unrealized appreciation/depreciation on investments and futures contracts	(2,264,890)	4,693,869
Net increase (decrease) in net assets resulting from operations	8,323,973	21,582,851
Distributions to Shareholders:
Distributions:
Class A	(916,820)	(1,284,183)
Class C	(43,935)	(49,378)
Institutional Class	(6,407,617)	(7,276,998)
From return of capital:
Class A	(430,183)	(278,808)
Class C	(20,614)	(10,720)
Institutional Class	(3,006,592)	(1,579,937)
Total distributions to shareholders	(10,825,761)	(10,480,024)
Capital Transactions:
Net proceeds from shares sold:
Class A	2,843,951	3,998,780
Class C	270,000	268,357
Institutional Class	80,828,631	60,195,380
Reinvestment of distributions:
Class A	1,083,463	1,497,248
Class C	59,277	58,712
Institutional Class	7,894,720	7,689,640
Cost of shares redeemed:
Class A	(14,852,359)	(11,156,244)
Class C	(887,996)	(765,532)
Institutional Class	(72,853,008)	(88,902,164)
Net increase (decrease) in net assets from capital transactions	4,386,679	(27,115,823)

Total increase (decrease) in net assets	1,884,891	(16,012,996)
Net Assets:
Beginning of period	237,257,826	253,270,822
End of period	$239,142,717	$237,257,826
Capital Share Transactions:
Shares sold:
Class A	331,838	448,766
Class C	31,755	29,608
Institutional Class	9,406,737	6,803,023
Shares reinvested:
Class A	125,962	169,631
Class C	6,887	6,642
Institutional Class	919,222	871,377
Shares redeemed:
Class A	(1,732,195)	(1,257,871)
Class C	(102,797)	(87,894)
Institutional Class	(8,511,138)	(10,091,754)
Net increase (decrease) in capital share transactions	476,271	(3,108,472)

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of period	$8.81	$8.44	$8.35	$9.48		$9.38
Income from Investment Operations:
Net investment income (loss)[1,2]	0.23	0.28	0.19	0.21		0.25
Net realized and unrealized gain (loss)	0.07	0.43	0.11	(1.07)		0.57
Net increase from payment by affiliates	-	-	-	-		-3
Total from investment operations	0.30	0.71	0.30	(0.86)		0.82

Less Distributions:
From net investment income	(0.26)	(0.28)	(0.19)	(0.24)		(0.26)
From net realized gain	(0.12)	-	-	(0.03)		(0.46)
From return of capital	-	(0.06)	(0.02)	-		-
Total distributions	(0.38)	(0.34)	(0.21)	(0.27)		(0.72)

Net asset value, end of period	$8.73	$8.81	$8.44	$8.35		$9.48

Total return[4]	3.61%	8.51%	3.67%	(9.02)%		8.86%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,711	$36,185	$40,029	$28,361		$24,282

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[6,7]	1.69%	1.69%	1.64%	1.68%		1.64%
After fees waived and expenses absorbed/recovered[6,7]	1.62%	1.62%	1.61%	1.58	%8	1.51%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	2.61%	3.06%	2.23%	2.42%		2.37%
After fees waived and expenses absorbed/recovered[2]	2.68%	3.13%	2.26%	2.52%		2.50%

Portfolio turnover rate	121%	48%	105%	255%		270%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 3.75% of offering price which is reduced on sales of $100,000 or more and no initial sales charge is applied to purchases of $500,000 or more. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $500,000 or more that are redeemed in whole or in part within 18 months of purchase. If these sales charges were included total returns would be lower.
[5]	The Advisor reimbursed the Tax Advantaged Income Fund $658 for losses from a trade error. This reimbursement had no impact to the total return.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended December 31, 2025. For the prior years ended December 31, 2024, 2023, 2022 and 2021, the ratios would have been lowered by 0.02%, 0.01% 0.02%, and 0.01%, respectively.
[8]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.50% of the average daily net assets until April 30, 2022. Prior to March 15, 2018, the annual fund operating expense limitation was 1.60%. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 1.60%.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of period	$8.81	$8.44	$8.35	$9.48		$9.37
Income from Investment Operations:
Net investment income (loss)[1,2]	0.17	0.21	0.12	0.15		0.17
Net realized and unrealized gain (loss)	0.06	0.44	0.11	(1.08)		0.59
Net increase from payment by affiliates	-	-	-	-		-3
Total from investment operations	0.23	0.65	0.23	(0.93)		0.76

Less Distributions:
From net investment income	(0.22)	(0.23)	(0.13)	(0.17)		(0.19)
From net realized gain	(0.10)	-	-	(0.03)		(0.46)
From return of capital	-	(0.05)	(0.01)	-		-
Total distributions	(0.32)	(0.28)	(0.14)	(0.20)		(0.65)

Net asset value, end of period	$8.72	$8.81	$8.44	$8.35		$9.48

Total return[4]	2.78%	7.74%	2.87%	(9.73)%		8.17%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$1,345	$1,925	$2,279	$5,460		$9,221

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[6,7]	2.44%	2.44%	2.39%	2.43%		2.39%
After fees waived and expenses absorbed/recovered[6,7]	2.37%	2.37%	2.36%	2.33	%8	2.26%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	1.86%	2.31%	1.48%	1.67%		1.62%
After fees waived and expenses absorbed/recovered[2]	1.93%	2.38%	1.51%	1.77%		1.75%

Portfolio turnover rate	121%	48%	105%	255%		270%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[5]	The Advisor reimbursed the Tax Advantaged Income Fund $658 for losses from a trade error. This reimbursement had no impact to the total return.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended December 31, 2025. For the prior years ended December 31, 2024, 2023, 2022 and 2021, the ratios would have been lowered by 0.02%, 0.01% 0.02%, and 0.01%, respectively.
[8]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 2.25% of the average daily net assets until April 30, 2022. Prior to March 15, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 2.35% of average daily net assets of the Fund. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 2.35%.

See accompanying Notes to Financial Statements.

Robinson Tax Advantaged Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2025	2024	2023	2022		2021
Net asset value, beginning of period	$8.81	$8.43	$8.35	$9.48		$9.37
Income from Investment Operations:
Net investment income (loss) [1,2]	0.25	0.30	0.21	0.24		0.27
Net realized and unrealized gain (loss)	0.07	0.44	0.10	(1.08)		0.59
Net increase from payment by affiliates	-	-	-	-		-3
Total from investment operations	0.32	0.74	0.31	(0.84)		0.86

Less Distributions:
From net investment income	(0.27)	(0.30)	(0.21)	(0.26)		(0.29)
From net realized gain	(0.13)	-	-	(0.03)		(0.46)
From return of capital	-	(0.06)	(0.02)	-		-
Total distributions	(0.40)	(0.36)	(0.23)	(0.29)		(0.75)

Net asset value, end of period	$8.73	$8.81	$8.43	$8.35		$9.48

Total return[4]	3.84%	8.89%	3.81%	(8.79)%		9.26%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$213,087	$199,148	$210,963	$134,755		$97,671

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[6,7]	1.44%	1.44%	1.39%	1.43%		1.39%
After fees waived and expenses absorbed/recovered[6,7]	1.37%	1.37%	1.36%	1.33	%8	1.26%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	2.86%	3.31%	2.48%	2.67%		2.62%
After fees waived and expenses absorbed/recovered[2]	2.93%	3.38%	2.51%	2.77%		2.75%

Portfolio turnover rate	121%	48%	105%	255%		270%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Amount represents less than $0.01 per share.
[4]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[5]	The Advisor reimbursed the Tax Advantaged Income Fund $658 for losses from a trade error. This reimbursement had no impact to the total return.
[6]	Does not include expenses of the investment companies in which the Fund invests.
[7]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.02% for the year ended December 31, 2025. For the prior years ended December 31, 2024, 2023, 2022 and 2021, the ratios would have been lowered by 0.02%, 0.01% 0.02%, and 0.01%, respectively.
[8]	Effective March 15, 2018 the Fund's advisor has voluntarily agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation expenses) do not exceed 1.25% of the average daily net assets until April 30, 2022. Prior to March 15, 2018, the Fund's advisor had contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding taxes, leverage interest, brokerage commissions, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) do not exceed 1.35% of average daily net assets of the Fund. The voluntary waiver was terminated effective May 1, 2022, and the expense limitation is 1.35%.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

Number of Shares		Value
	CLOSED-END FUNDS — 85.3%
54,802	Allspring Utilities and High Income Fund	$647,760
46,259	BlackRock Multi-Sector Income Trust	604,143
45,102	Brookfield Real Assets Income Fund, Inc.	584,522
6,000	ClearBridge Energy Midstream Opportunity Fund, Inc.	267,900
41,799	DoubleLine Yield Opportunities Fund	607,757
54,708	Flaherty & Crumrine Preferred & Income Fund, Inc.	649,384
40,000	FS Credit Opportunities Corp.	252,000
20,500	FS Specialty Lending Fund	289,870
147,227	Invesco Senior Income Trust	481,432
33,579	John Hancock Diversified Income Fund	360,974
18,107	John Hancock Investors Trust	247,523
51,789	KKR Income Opportunities Fund	600,235
73,415	Nuveen Floating Rate Income Fund	574,839
50,758	Principal Real Estate Income Fund	508,088
31,161	Virtus Convertible & Income Fund	472,089
35,312	Virtus Convertible & Income Fund II	486,599
24,764	Western Asset Emerging Markets Debt Fund, Inc.	263,241
98,410	Western Asset Global High Income Fund, Inc.	630,808
146,800	Western Asset High Income Fund II, Inc.	610,688
30,961	Western Asset Inflation-Linked Income Fund	256,047
68,500	Western Asset Inflation-Linked Opportunities & Income Fund	588,415
53,392	Western Asset Mortgage Opportunity Fund, Inc.	590,516
	TOTAL CLOSED-END FUNDS
	(Cost $ 9,957,727)	10,574,830
	COMMON STOCKS — 1.8%
	SPECIFIED PURPOSE ACQUISITION COMPANIES – 1.8%
10,000	GP-Act III Acquisition Corp. - Class A*,1	107,000
12,000	McKinley Acquisition Corp. - Class A*,1	119,640
		226,640
	TOTAL COMMON STOCKS
	(Cost $ 221,644)	226,640
	EXCHANGE-TRADED FUNDS — 5.2%
29,250	iShares Mortgage Real Estate ETF	648,765
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $ 646,852)	648,765
	RIGHTS — 0.0%
5,000	Bowen Acquisition Corp., Expiration Date: November 26, 2026*,1,2	—
	TOTAL RIGHTS
	(Cost $ 0)	0
	UNIT TRUST FUNDS — 3.9%
12,000	Apex Treasury Corp.*,1	122,160
10,000	Bitcoin Infrastructure Acquisition Corp. Ltd.*,1	99,600

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

Number of Shares		Value
	UNIT TRUST FUNDS (Continued)
10,000	Drugs Made In America Acquisition Corp.*,1	$105,100
10,000	Drugs Made In America Acquisition II Corp.*,1	100,000
5,000	Origin Investment Corp. I*,1	51,425
	TOTAL UNIT TRUST FUNDS
	(Cost $ 471,231)	478,285
	WARRANTS — 0.0%
6,000	Alchemy Investments Acquisition Corp. 1, Expiration Date: June 26, 2028*,1	1,260
15,310	Electriq Power Holdings, Inc., Expiration Date: July 31, 2028*	—
11,805	Estrella Immunopharma, Inc., Expiration Date: July 19, 2028*	871
4,557	Getaround, Inc., Expiration Date: March 09, 2026*	—
2,500	Haymaker Acquisition Corp. 4, Expiration Date: September 12, 2028*,1	3,875
5,000	QT Imaging Holdings, Inc., Expiration Date: December 31, 2028*	578
3,333	Stardust Power, Inc., Expiration Date: June 21, 2029*	283
	TOTAL WARRANTS
	(Cost $ 0)	6,867

Principal Amount
	SHORT-TERM INVESTMENTS — 3.2%
$393,789	UMB Bank, Institutional Banking Money Market II Deposit Investment, 3.06%[3]	393,789
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $ 393,789)	393,789
	TOTAL INVESTMENTS — 99.4%
	(Cost $11,691,243)	12,329,176
	Other Assets in Excess of Liabilities — 0.6%	71,143
	TOTAL NET ASSETS — 100.0%	$12,400,319

ETF – Exchange-Traded Fund

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2025

FUTURES CONTRACTS

Number of				Value/Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)

(2)	E-mini Dow ($5)	March 2026	$(483,360)	$1,341
(4)	E-mini Russell 1000	March 2026	$(416,300)	(1,159)
(7)	U.S. 10 Year Treasury Note	March 2026	$(787,063)	4,595
(5)	U.S. Treasury Long Bond	March 2026	$(577,969)	5,426

TOTAL FUTURES CONTRACTS			$(2,264,692)	$10,203

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 2025

Assets:
Investments, at value (cost $11,691,243)	$12,329,176
Cash deposited with brokers for futures contracts	103,486
Receivables:
Variation margin on futures contracts	10,203
Fund shares sold	10,150
Dividends and interest	5,435
Due from Advisor	15,139
Prepaid expenses	23,897
Total assets	12,497,486

Liabilities:
Payables:
Shareholder servicing fees (Note 7)	1,690
Distribution fees - Class A & Class C (Note 6)	991
Fund services fees	23,781
Trustees' deferred compensation (Note 3)	26,122
Auditing fees	22,424
Trustees' fees and expenses	5,882
Chief Compliance Officer fees	2,745
Commitment fees payable (Note 12)	2,305
Accrued other expenses	11,227
Total liabilities	97,167
Commitments and contingencies (Note 3)
Net Assets	$12,400,319

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$16,768,224
Total distributable earnings (accumulated deficit)	(4,367,905)
Net Assets	$12,400,319

Maximum Offering Price per Share:
Class A Shares:
Net assets applicable to shares outstanding	$635,339
Shares of beneficial interest issued and outstanding	60,093
Redemption price[1]	$10.57
Maximum sales charge (4.25% of offering price)[2]	0.47
Maximum offering price to public	$11.04
Class C Shares:
Net assets applicable to shares outstanding	$842,383
Shares of beneficial interest issued and outstanding	79,971
Redemption price[3]	$10.53
Institutional Class Shares:
Net assets applicable to shares outstanding	$10,922,597
Shares of beneficial interest issued and outstanding	1,033,579
Redemption price	$10.57

[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase.
[2]	No initial sales charge is applied to purchases of $1 million or more.
[3]	A CDSC of 1.00% may be charged on purchases that are redeemed in whole or in part within 12 months of the date of purchase.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2025

Investment income:
Dividends	$835,108
Interest	12,880
Total investment income	847,988

Expenses:
Advisory fees	127,091
Shareholder servicing fees (Note 7)	10,535
Distribution fees - Class A (Note 6)	1,378
Distribution fees - Class C (Note 6)	10,305
Fund services fees	93,735
Registration fees	55,654
Legal fees	28,097
Auditing fees	25,332
Trustees' fees and expenses	21,245
Shareholder reporting fees	20,283
Chief Compliance Officer fees	15,417
Miscellaneous	7,678
Insurance fees	5,496
Tax expense	842
Commitment fees (Note 12)	829
Total expenses	423,917
Advisory fees recovered (waived)	(127,091)
Other expenses (absorbed)	(127,488)
Net expenses	169,338
Net investment income (loss)	678,650

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	239,859
Futures contracts	(99,246)
Net realized gain (loss)	140,613
Net change in unrealized appreciation/depreciation on:
Investments	(29,885)
Futures contracts	(20,383)
Net change in unrealized appreciation/depreciation	(50,268)
Net realized and unrealized gain (loss)	90,345

Net Increase (Decrease) in Net Assets from Operations	$768,995

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$678,650	$436,421
Net realized gain (loss) on investments and futures contracts	140,613	523,279
Net change in unrealized appreciation/depreciation on investments and futures contracts	(50,268)	658,456
Net increase (decrease) in net assets resulting from operations	768,995	1,618,156
Distributions to Shareholders:
Distributions:
Class A	(34,574)	(25,060)
Class C	(57,673)	(39,575)
Institutional Class	(661,010)	(440,619)
From return of capital:
Class A	(1,136)	-
Class C	(1,894)	-
Institutional Class	(21,699)	-
Total distributions to shareholders	(777,986)	(505,254)
Capital Transactions:
Net proceeds from shares sold:
Class A	229,983	179,485
Class C	30,000	113,167
Institutional Class	3,641,049	2,605,217
Reinvestment of distributions:
Class A	28,574	19,131
Class C	57,984	38,254
Institutional Class	486,233	278,353
Cost of shares redeemed:
Class A	(209,194)	(287,419)
Class C	(394,426)	(222,325)
Institutional Class	(3,284,944)	(3,740,917)
Net increase (decrease) in net assets from capital transactions	585,259	(1,017,054)
Total increase (decrease) in net assets	576,268	95,848
Net Assets:
Beginning of period	11,824,051	11,728,203
End of period	$12,400,319	$11,824,051
Capital Share Transactions:
Shares sold:
Class A	21,474	17,360
Class C	2,800	10,659
Institutional Class	342,213	255,038
Shares reinvested:
Class A	2,696	1,888
Class C	5,488	3,769
Institutional Class	45,899	27,356
Shares redeemed:
Class A	(19,566)	(28,183)
Class C	(37,276)	(21,852)
Institutional Class	(313,851)	(374,012)
Net increase (decrease) in capital share transactions	49,877	(107,977)

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class A

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.53	$9.53	$8.80	$9.73	$9.00
Income from Investment Operations:
Net investment income (loss)[1,2]	0.61	0.38	0.28	0.21	0.28
Net realized and unrealized gain (loss)	0.13	1.06	0.78	(0.94)	0.79
Total from investment operations	0.74	1.44	1.06	(0.73)	1.07

Less Distributions:
From net investment income	(0.68)	(0.44)	(0.33)	(0.20)	(0.32)
From return of capital	(0.02)	-	-	-	(0.02)
Total distributions	(0.70)	(0.44)	(0.33)	(0.20)	(0.34)

Net asset value, end of period	$10.57	$10.53	$9.53	$8.80	$9.73

Total return[3]	7.18%	15.32%	12.20%	(7.51)%	12.08%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$635	$584	$614	$979	$1,463

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[4,5]	3.81%	3.37%	3.05%	2.99%	2.42%
After fees waived and expenses absorbed/recovered[4,5]	1.61%	1.61%	1.61%	1.63%	1.62%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	3.53%	1.93%	1.64%	0.98%	2.20%
After fees waived and expenses absorbed/recovered[2]	5.73%	3.69%	3.08%	2.34%	3.00%

Portfolio turnover rate	66%	70%	120%	38%	112%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of sales load of 5.75% of offering price which is reduced on sales of $50,000 or more and no initial sales charge is applied to purchases of $1 million or more. Effective February 15, 2017, the Fund has lowered the maximum sales charge imposed on purchases of Class A Shares from 5.75% to 4.25%. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on certain purchases of $1 million or more that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2025. For the prior years ended December 31, 2024, 2023, 2022 and 2021, the ratios would have been lowered by 0.01%, 0.01% 0.03%, and 0.02%, respectively.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Class C

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.49	$9.50	$8.77	$9.70	$8.97
Income from Investment Operations:
Net investment income (loss)[1,2]	0.53	0.30	0.21	0.14	0.21
Net realized and unrealized gain (loss)	0.13	1.05	0.78	(0.93)	0.78
Total from investment operations	0.66	1.35	0.99	(0.79)	0.99

Less Distributions:
From net investment income	(0.60)	(0.36)	(0.26)	(0.14)	(0.25)
From return of capital	(0.02)	-	-	-	(0.01)
Total distributions	(0.62)	(0.36)	(0.26)	(0.14)	(0.26)

Net asset value, end of period	$10.53	$10.49	$9.50	$8.77	$9.70

Total return[3]	6.40%	14.40%	11.41%	(8.19)%	11.15%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$842	$1,143	$1,105	$1,265	$2,900

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[4,5]	4.56%	4.12%	3.80%	3.74%	3.17%
After fees waived and expenses absorbed/recovered[4,5]	2.36%	2.36%	2.36%	2.38%	2.37%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	2.78%	1.18%	0.89%	0.23%	1.45%
After fees waived and expenses absorbed/recovered[2]	4.98%	2.94%	2.33%	1.59%	2.25%

Portfolio turnover rate	66%	70%	120%	38%	112%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown do not include payment of a Contingent Deferred Sales Charge ("CDSC") of 1.00% on purchases that are redeemed in whole or in part within 12 months of purchase. If these sales charges were included total returns would be lower.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2025. For the prior years ended December 31, 2024, 2023, 2022 and 2021, the ratios would have been lowered by 0.01%, 0.01% 0.03%, and 0.02%, respectively.

See accompanying Notes to Financial Statements.

Robinson Opportunistic Income Fund

FINANCIAL HIGHLIGHTS

Institutional Class

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Year Ended December 31,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.52	$9.52	$8.80	$9.73	$8.99
Income from Investment Operations:
Net investment income (loss) [1,2]	0.63	0.40	0.31	0.24	0.31
Net realized and unrealized gain (loss)	0.14	1.06	0.76	(0.95)	0.79
Total from investment operations	0.77	1.46	1.07	(0.71)	1.10

Less Distributions:
From net investment income	(0.70)	(0.46)	(0.35)	(0.22)	(0.34)
From return of capital	(0.02)	-	-	-	(0.02)
Total distributions	(0.72)	(0.46)	(0.35)	(0.22)	(0.36)

Net asset value, end of period	$10.57	$10.52	$9.52	$8.80	$9.73

Total return[3]	7.56%	15.62%	12.38%	(7.29)%	12.37%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$10,923	$10,097	$10,009	$9,197	$14,346

Ratio of expenses to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[4,5]	3.56%	3.12%	2.80%	2.74%	2.17%
After fees waived and expenses absorbed/recovered[4,5]	1.36%	1.36%	1.36%	1.38%	1.37%
Ratio of net investment income (loss) to average net assets (including interest expense and commitment fees):
Before fees waived and expenses absorbed/recovered[2]	3.78%	2.18%	1.89%	1.23%	2.45%
After fees waived and expenses absorbed/recovered[2]	5.98%	3.94%	3.33%	2.59%	3.25%

Portfolio turnover rate	66%	70%	120%	38%	112%

[1]	Based on average shares outstanding for the period.
[2]	Recognition of the net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The ratio does not include net investment income of the investment companies in which the Fund invests.
[3]	Total returns would have been lower/higher had expenses not been waived or absorbed/recovered by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
[4]	Does not include expenses of the investment companies in which the Fund invests.
[5]	If interest expense and commitment fees had been excluded, the expense ratios would have been lowered by 0.01% for the year ended December 31, 2025. For the prior years ended December 31, 2024, 2023, 2022 and 2021, the ratios would have been lowered by 0.01%, 0.01% 0.03%, and 0.02%, respectively.

See accompanying Notes to Financial Statements.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

Note 1 – Organization

Robinson Tax Advantaged Income Fund (“Tax Advantaged Income” or “Tax Advantaged Income Fund”) and Robinson Opportunistic Income Fund (“Opportunistic Income” or “Opportunistic Income Fund”) (collectively referred to as the “Funds”) are organized as diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Tax Advantaged Income Fund seeks total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes. The Fund commenced investment operations on September 30, 2014. The Fund currently offers three classes of shares: A shares, C shares, and Institutional shares.

The Opportunistic Income Fund seeks total return with an emphasis on providing current income. The Fund commenced operations on December 31, 2015, prior to which its only activity was the receipt of a $10,000 investment from principals of the Fund’s advisor and a $36,879,274 transfer of shares of the Fund in exchange for the net assets of the Robinson Income and Principal Preservation Fund I, LP, a Delaware limited partnership (the “Company”). This exchange was nontaxable, whereby the Fund’s Institutional Class issued 3,687,927 shares for the net assets of the Company on December 31, 2015. Assets with a fair market value of $36,879,274 consisting of cash, interest receivable and securities of the Company with a fair value of $33,516,116 (identified costs of investments transferred were $35,067,906) and cash were the primary assets received by the Fund on January 1, 2016. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Partnership was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes. The Fund currently offers three classes of shares: A shares, C shares, and Institutional shares.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends, liquidation, income and expenses, except class specific expenses, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification, “Financial Services – Investment Companies”, Topic 946 (ASC 946).

Each Fund is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the Advisor to make investment decisions, and the results of the operations, as shown on the Statements of Operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the Notes to the Financial Statements and there are no resources allocated to a Fund based on performance measurements. The management of the Funds’ Advisor is deemed to be the Chief Operating Decision Maker with respect to the Funds' investment decisions.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Fund’s valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Fund’s portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Fund must utilize fair value pricing.

Trading in securities on many foreign securities exchanges and OTC markets is normally completed before the close of business on each U.S. business day. In addition, securities trading in a particular country or countries may not take place on all U.S. business days or may take place on days which are not U.S. business days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s net asset values (“NAV”) are not calculated and on which the Fund does not effect sales and redemptions of its shares.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares relative net assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Closed-End Funds

The Funds invest in shares of closed-end funds (“CEFs”). Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s). The closed-end funds in which the Funds will invest may be leveraged. As a result, the Funds may be exposed indirectly to leverage through investment in a closed-end fund. An investment in securities of a closed-end fund that uses leverage may expose the Fund to higher volatility in the market value of such securities and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the shares) will be diminished.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

(d) Municipal Bonds Risk

The underlying closed-end funds, in which the Tax Advantaged Fund invests in, primarily invest in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could significantly decline in value.

(e) Futures Contracts

The Funds may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Funds intend primarily to invest in short positions on U.S. Treasury Futures contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract originally was written. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Funds may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Funds being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Funds.

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Funds may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

(f) Short Sales

The Funds and the CEFs held by the Funds may sell securities short. Short sales are transactions under which the Funds sell a security they do not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(g) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

(h) Distributions to Shareholders

The Funds will make dividend distributions of net investment income, if any, monthly and net capital gains distributions, if any, at least annually, typically in December. Each Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(i) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

(j) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of December 31, 2025, and during the prior three open tax years, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement (the “Agreement”) with Liberty Street Advisors, Inc. (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Funds’ average daily net assets. The Advisor engages Robinson Capital Management, LLC (the “Sub-Advisor”) to manage the Funds and pays the Sub-Advisor from its advisory fees.

The Advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Funds to ensure that total annual operating expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35% and 1.35% of the Funds’ average daily net assets for Class A, Class C, and Institutional Class, respectively. This agreement is in effect until April 30, 2026 for the Funds, and it may be terminated before that date only by the Trust’s Board of Trustees.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

For the year ended December 31, 2025, the Advisor waived its advisory fees and absorbed expenses totaling $162,452, and $254,579 for the Tax Advantaged Income Fund and Opportunistic Income Fund, respectively. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment.  This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement. The potential recoverable amount is noted as "Commitments and contingencies" as reported on the Statement of Assets and Liabilities. The Advisor may recapture all or a portion of this amount no later than December 31, of the years stated below:

	Tax Advantaged Income Fund	Opportunistic Income Fund
2026	$44,710	$172,782
2027	167,343	200,816
2028	162,452	254,579
Total	$374,505	$628,177

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Funds’ other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended December 31, 2025 are reported on the Statement of Operations as Fund services fees.

Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators. For the year ended December 31, 2025, the Funds’ allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Funds’ Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account. The Funds’ liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Funds until distributed in accordance with the Plan. The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of each Fund and is disclosed in the Statement of Assets and Liabilities. Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Funds’ allocated fees incurred for CCO services for the year ended December 31, 2025, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At December 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Cost of investments	$228,192,906	$11,706,129
Gross unrealized appreciation	$8,153,700	$796,206
Gross unrealized depreciation	(1,562,458)	(173,159)
Net unrealized appreciation (depreciation) on investments	$6,591,242	$623,047

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2025, permanent differences in book and tax accounting have been reclassified to Capital and Total accumulated deficit as follows:

	Increase (Decrease)
		Total
	Paid-In Capital	Accumulated Deficit
Tax Advantaged Income Fund	$(378,078)	$378,078
Opportunistic Income Fund	310	(310)

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Tax Advantaged Income Fund	Opportunistic Income Fund
Undistributed ordinary income	$-	$-
Undistributed long-term gains	-	-
Tax accumulated earnings	-	-
Accumulated capital and other losses	-	(4,964,830)
Unrealized appreciation on investments	6,591,242	623,047
Unrealized deferred compensation	(31,230)	(26,122)
Total accumulated deficit	$6,560,012	$(4,367,905)

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The tax character of distribution paid during the fiscal years ended December 31, 2025 and December 31, 2024 were as follows:

	Tax Advantaged Income Fund		Opportunistic Income Fund
Distribution paid from:	2025	2024	2025	2024
Tax exempt income	$7,082,296	$8,537,393	$-	$-
Ordinary income	63,550	73,166	753,257	505,254
Net long-term capital gains	222,526	-	-	-
Return of capital	3,457,389	1,869,465	24,729	-
Total distributions paid	$10,825,761	$10,480,024	$777,986	$505,254

As of December 31, 2025, The Funds had net capital loss carryovers as follows:

Not subject to expiration:	Tax Advantaged Income Fund	Opportunistic Income Fund
Short Term	$-	$1,646,957
Long Term	-	3,317,873
Total	$-	$4,964,830

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions. During the year ended December 31, 2025, the Tax Advantaged Income Fund utilized $819,780 of long-term non-expiring capital loss carryovers. During the year ended December 31, 2025, the Opportunistic Income Fund utilized $124,848 of long-term capital loss carryovers.

Note 5 – Investment Transactions

For the year ended December 31, 2025, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Tax Advantaged Income Fund	$270,462,882	$270,043,313
Opportunistic Income Fund	8,208,136	7,324,180

Note 6 – Distribution Plan

The Trust, on behalf of the Funds, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, that allows the Funds to pay distribution fees for the sale and distribution of their Class A and Class C shares. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares. For Class C shares, the maximum annual fees payable to the Distributor for distribution services and administrative services are 0.75% and 0.25%, respectively, of the average daily net assets of such shares. The Institutional Class does not pay any distribution fees.

For the year ended December 31, 2025, distribution fees incurred are disclosed on the Statement of Operations.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The Advisor’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Advisor. The marketing agreement between the Advisor and HRC is not part of the Plan. The Advisor pays HRC out of its own resources and without additional cost to the Fund or its shareholders.

Note 7 – Shareholder Servicing Plan

The Trust, on behalf of the Funds, has adopted a Shareholder Servicing Plan to pay a fee at an annual rate of up to 0.15% of average daily net assets of shares serviced by shareholder servicing agents who provide administrative and support services to their customers.

For the year ended December 31, 2025, shareholder servicing fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure

FASB Accounting Standard Codification, “Fair Value Measurement and Disclosures”, Topic 820 (ASC 820) Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

Tax Advantaged Income Fund	Level 1	Level 2**	Level 3***	Total
Assets
Investments
Closed-End Funds	$222,848,407	$-	$-	$222,848,407
Exchange-Traded Funds	4,918,357	-	-	4,918,357
Short-Term Investments	7,017,384	-	-	7,017,384
Total Investments	$234,784,148	$-	$-	$234,784,148

Other Financial Instruments*
Futures Contracts	$913,283	$-	$-	$913,283
Total Assets	$235,697,431	$-	$-	$235,697,431

Opportunistic Income Fund	Level 1	Level 2**	Level 3	Total
Assets
Investments
Closed-End Funds	$10,574,830	$-	$-	$10,574,830
Common Stocks	226,640	-	-	226,640
Exchange-Traded Funds	648,765	-	-	648,765
Rights	-	-	0	0
Unit Trust Funds	478,285	-	-	478,285
Warrants	6,867	-	-	6,867
Short-Term Investments	393,789	-	-	393,789
Total Investments	$12,329,176	$-	$0	$12,329,176

Other Financial Instruments*
Futures Contracts	$10,203	$-	$-	$10,203
Total Assets	$12,339,379	$-	$0	$12,339,379

*	Other financial instruments are derivative instruments such as futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
**	The Fund did not hold any Level 2 securities at period end.
***	The Fund did not hold any Level 3 securities at period end.

The Opportunistic Income Fund held Level 3 Warrants at $0 market value that were sold for $0, and Level 3 Rights that transferred in at $0 with a market value of $0 at December 31, 2025.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of December 31, 2025:

Fund	Asset Class	Fair Value at December 31, 2025	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average of Input	Impact to Valuation from an Increase in Input(1)
Opportunistic Income Fund	Right	$-	Asset Approach	Estimated Recovery Proceeds	$0.00	N/A	Increase

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 10 – Derivatives and Hedging Disclosures

FASB Accounting Standard Codification, “Derivative and Hedging”, Topic 815 (ASC 815) requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on each Fund’s financial position, performance and cash flows. The Funds invested in futures contracts during the year ended December 31, 2025.

The effects of these derivative instruments on each Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations are presented in the tables below. The fair values of derivative instruments as of December 31, 2025, by risk category are as follows:

	Statement of Asset and	Derivatives not designated as	Asset Derivatives	Liability Derivatives
	Liabilities Location	hedging instruments	Value	Value
Tax Advantaged Income Fund	Unrealized appreciation/ depreciation on open futures contracts*	Interest rate contracts	$913,283	$-
Opportunistic Income Fund	Unrealized appreciation/ depreciation on open futures contracts*	Equity contracts	1,341	1,159
	Unrealized appreciation/ depreciation on open futures contracts*	Interest rate contracts	10,021	-

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments. Variation margin is presented on the Statements of Assets and Liabilities.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

The effects of derivative instruments on the Statement of Operations for the year ended December 31, 2025, are as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$285,590	$285,590
Opportunistic Income Fund
Futures contracts	(83,716)	(15,530)	(99,246)

	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Derivatives not designated as hedging instruments
	Equity Contracts	Interest Rate Contracts	Total
Tax Advantaged Income Fund
Futures contracts	$-	$(2,222,958)	$(2,222,958)
Opportunistic Income Fund
Futures contracts	3,652	(24,035)	(20,383)

The number of contracts are included on the Schedule of Investments. The quarterly average volumes of derivative instruments as of December 31, 2025, are as follows:

	Derivatives not designated as hedging instruments	Notional Value
Tax Advantaged Income Fund
Futures contracts	Interest rate contracts	$(88,988,125)
Opportunistic Income Fund
Futures contracts	Equity contracts	(838,156)
Futures contracts	Interest rate contracts	(1,311,875)

Note 11 – ReFlow Liquidity Program

The Funds may participate in the ReFlow Fund, LLC (“ReFlow”) liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on a fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of each fund’s net redemptions on a given day. ReFlow will purchase Institutional Class Shares of a Fund at net asset value and will not be subject to any investment minimum applicable to such shares. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of each Fund. ReFlow will periodically redeem its entire share position in a Fund. For use of the ReFlow service, each Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. During the year ended December 31, 2025, ReFlow was not utilized by the Funds.

Robinson Funds

NOTES TO FINANCIAL STATEMENTS - Continued

December 31, 2025

Note 12 – Line of Credit

The Funds together with Bramshill Multi-Strategy Income Fund managed by the Advisor (together “Liberty Street Funds”) have entered into a Senior Secured Revolving Credit Facility (“Facility”) of $25,000,000 (committed) and $25,000,000 (uncommitted) with UMB Bank, n.a. Each Fund is permitted to borrow up to the lesser of 20.00% of its adjusted net assets with the cap limit of $25,000,000, or the maximum amount permitted subject to the Fund’s investment limitations. The purpose of the Facility is to finance temporarily the repurchase or redemption of shares of each Fund. Borrowings under this agreement bear interest at the Secured Overnight Financing Rate plus 275 basis points, subject to daily floor rate of 6.00%. As compensation for holding the lending commitment available, the Liberty Street Funds are charged a commitment fee on the average daily unused balance of the Facility at the rate of 0.20% per annum. Commitment fees and interest expense for the year ended December 31, 2025, are disclosed in each Fund’s Statement of Operations. The Funds did not borrow under the line of credit agreement during the year ended December 31, 2025.

Note 13 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, tariffs, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 14- New Accounting Pronouncements and Regulatory Updates

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted.

In the reporting period, the Fund adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure income taxes paid disaggregated by jurisdiction. Adoption of the new standard did not materially impact financial statement disclosures and did not affect the Fund’s financial position or the results of its operations.

Note 15 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated each Fund’s related events and transactions that occurred through the date of issuance of each Fund’s financial statements.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in each Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust and

Shareholders of Robinson Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the Robinson Tax Advantaged Income Fund and Robinson Opportunistic Income Fund (the “Funds”), each a series of Investment Managers Series Trust (the “Trust”), including the schedules of investments, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Robinson Tax Advantaged Income Fund and the Robinson Opportunistic Income Fund as of December 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2007.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

Robinson Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information

Long- Term Capital Gain Designation

For the fiscal year ended December 31, 2025, the Tax Advantaged Income Fund designates $222,526 as a 20% rate gain distribution for purposes of the dividends paid deduction.

Qualified Dividend Income

For the year ended December 31, 2025, 14.58% of the dividends paid from net investment income, including short- term capital gains (if any), for the Opportunistic Income Fund is designated as qualified dividend income.

Shareholder Meeting Results

Shareholders were asked to participate in a special meeting of shareholders on September 12, 2025 (the “Shareholder Meeting”) for the purpose of electing trustees. Each Nominee was approved by the affirmative vote of a plurality of the shares voting at the Shareholder Meeting. The final results of the Shareholder Meeting are reported in the following table.

Proposal : To elect the following as Trustees of the Trust:

	Voted For		Total Shares Outstanding	Voted Withheld		Total Shares Outstanding
Trustee Nominee Name	Shares	%	%	Shares	%	%
Ashley Toomey Rabun	827,129,737.221	93.884%	64.642%	53,885,229.201	6.116%	4.211%
William H. Young	829,469,192.220	94.150%	64.825%	51,545,774.202	5.850%	4.028%
James E. Ross	872,416,952.851	99.025%	68.182%	8,598,013.571	0.975%	0.671%
Jill I. Mavro	872,376,298.228	99.020%	68.178%	8,638,668.194	0.980%	0.675%
Maureen Quill	873,652,842.444	99.165%	68.278%	7,362,123.978	0.835%	0.575%

Note: Record date Shares 1,279,552,379.149

Shares voted: 881,014,966.422

% Total Shares Voted: 68.853%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy Disclosures for Open-End Management Investment Companies are included in Item 7, as part of the financial statements

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

[Not applicable.]

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). Not Applicable.

(a)	(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith

(a)	(4) Not Applicable

(a)	(5) Not Applicable

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President and Principal Executive Officer

Date	3/6/2026

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	3/6/2026